STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)												1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 12, 2022	Sep. 09, 2022	Jul. 22, 2022	Jul. 22, 2022	Dec. 16, 2021	Jun. 30, 2021	May 01, 2021	Dec. 30, 2020	Dec. 24, 2020	Mar. 07, 2020	Jan. 08, 2020	Nov. 30, 2021	Sep. 30, 2021	Mar. 10, 2021	Dec. 23, 2020	Apr. 30, 2020	Jul. 16, 2019	Sep. 30, 2022	Mar. 23, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2022	Jan. 24, 2022	Nov. 23, 2020	Jul. 02, 2019	Jun. 24, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																		10,000,000		10,000,000		10,000,000	10,000,000
Additional paid in capital																		$ 379,049,367		$ 379,049,367		$ 275,058,282	$ 284,420,948
Issuance of common shares previously to be issued, shares			6,896,901			150,000,000														8,500
Preferred stock stated value
Common stock, shares authorized (in Shares)																		1,200,000,000		1,200,000,000		500,000,000	500,000,000
Common stock par value													$ 0.001					$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Convertible notes and accrued interest																$ 330,000
Accrued interest			$ 1,470,884	$ 1,470,884
Number of shares converted									3.20716
Conversion of shares value									$ 64,143
Common stock, shares issued																		10,712,319		10,712,319		3,331,916	1,661,431
Common stock, shares outstanding																		10,712,319		10,712,319		3,331,916	1,661,431
Deemed dividend warrants	$ 462,556			21,115,910
Unamortized debt discount								$ 133,608										$ 714,684		$ 714,684		$ 11,724
Increased by convertible notes payable			2,625,378	2,625,378
Shares of preferred stock for services, value																					$ 166,855	166,855
Convertible notes																					133,002	133,002	$ 370,755
Amortization of debt discount																		0		31,255,497
[custom:CommonSharesIssuedUponConversionOfConvertibleNotesAndAccruedInterest]																				6,897	443	133,002	370,755
Preferred Stock, Discount on Shares																							20,973,776
Common stock to be issued																						$ 8	$ 3,025
Debt instrument face amount			$ 37,714,966	$ 37,714,966									$ 25,000								$ 25,000			$ 37,714,966	$ 55,000
Empire Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value													$ 0.001								$ 0.001
Debt instrument face amount													$ 3,700,000								$ 3,700,000
Preferred Stock Series Z [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional paid in capital													$ 7,237,572								$ 7,237,572
Number of shares converted																				117
Conversion of shares value																				$ 1,453,025
Series Z Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																		500		500		500	500
Preferred stock, par value (in Dollars per share)													$ 0.001					$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued (in Shares)																		383		383		500	0
Preferred stock shares outstanding																		383		383		500	0
Issuance of common shares previously to be issued, shares		117
Preferred stock stated value		$ 2,341,750
Series preferred share (in Shares)		475,000
Issuance of common stock																				475,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																						6,000	6,000
Preferred stock, par value (in Dollars per share)																						$ 0.001	$ 0.001
Preferred stock, shares issued (in Shares)																						0	0
Preferred stock shares outstanding																						0	0
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																						2,000	2,000
Preferred stock, par value (in Dollars per share)																						$ 0.001	$ 0.001
Preferred stock, shares issued (in Shares)																						0	0
Preferred stock shares outstanding																						0	0
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																						1,000	1,000
Preferred stock, par value (in Dollars per share)																						$ 0.001	$ 0.001
Preferred stock, shares issued (in Shares)																						0	1,000
Preferred stock shares outstanding																						0	1,000
Series C Preferred Stock [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period					1,000
Series X Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																						100	100
Preferred stock, par value (in Dollars per share)																						$ 0.0001	$ 0.0001
Preferred stock, shares issued (in Shares)																						0	16.05
Preferred stock shares outstanding																						0	16.05
Number of preferred stock redeemed												26.05
Preferred stock redeemed amount												$ 501,463
Redeemed dividend												3,326,237
Series Y Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																							1,000
Preferred stock, par value (in Dollars per share)																							$ 0.001
Preferred stock, shares issued (in Shares)																						0	654.781794
Preferred stock shares outstanding																						0	654.781794
Increased by convertible notes payable								5,775,767
Net of debt discount								60,971
Net gain on settlement								$ 60,971
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative liabilities																						$ 118,778
Aggregate of common stock issued (in Shares)																						14,828
Derivative liabilities																						$ 133,002
Debt instrument face amount																						13,345
Loss on conversion																						$ 880
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																		10,000,000		10,000,000		10,000,000
Preferred stock, par value (in Dollars per share)																		$ 0.001		$ 0.001		$ 0.001
Series Z agreement description																					On September 30, 2021, the Company entered into a Series Z Preferred Stock Issuance Agreement with the Company’s Chief Executive Officer whereby the Company entered into a non–convertible note payable agreement for $1,000,000 in exchange for: (i) a $1,000,000 cash payment directly paid to the warrant holder; and (ii) the issuance of 250 Series Z Preferred Shares having a fair value of $6,530,867
Preferred Stock [Member] | Preferred Stock Series Z [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized													500								500
Preferred stock, par value (in Dollars per share)													$ 0.001								$ 0.001
Convertible shares of common stock													$ 20,000								$ 20,000
Convertible preferred stock in percentage													19.98%								19.98%
Series preferred share (in Shares)													500								500
Common stock, shares authorized (in Shares)													500								500
Preferred stock value																					$ 1,000,000
Bearing Interest													8.00%								8.00%
Fair value amount																					$ 3,000,000
Additional paid-in capital													$ 867,213								$ 867,213
Investor warrants description																					On September 30, 2021, an investor owning warrants to purchase 520,834 common shares at $0.12 per share entered into an agreement to cancel the aforementioned warrants in exchange for: (i) a cash payment of $1,000,000 received directly from the Chief Executive Officer; and (ii) 250 Series Z Preferred Shares having a fair value of $6,530,867
Warrant to purchase price (in Shares)																					520,834
Common shares per unit (in Dollars per share)																					$ 0.12
Derivative liability																					$ 5,750,067
Reduction in cash																					1,000,000
Additional paid-in capital													$ 6,530,867								6,530,867
Debt equity value																					1,780,800
Preferred Stock [Member] | Series Z Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock stated value
Shares of preferred stock for services, value
Convertible notes
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																											6,000
Preferred stock, par value (in Dollars per share)																											$ 0.001
Convertible shares of common stock																											$ 1,250
Per share price (in Dollars per share)																											$ 15.00
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																												2,000
Preferred stock, par value (in Dollars per share)																												$ 0.001
Convertible shares of common stock																												$ 1,250
Per share price (in Dollars per share)																												$ 15.00
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																	1,000
Preferred stock, par value (in Dollars per share)																	$ 0.001
Preferred stock stated value
Stock Issued During Period, Shares, Conversion of Convertible Securities																	1,000
National exchange and other conditions																	3,334
Shares of preferred stock for services, value
Convertible notes
Preferred Stock [Member] | Series X Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																										100
Preferred stock, par value (in Dollars per share)																										$ 0.0001
Convertible shares of common stock																										$ 20,000
Preferred stock stated value
Per share price (in Dollars per share)																										$ 0.60
Preferred stock shares retired (in Shares)															16.05
Convertible debt principal amount															$ 321,000
Preferred stock description														From February 16 to March 10, 2021, the Company issued an aggregate of 10.00 shares of Series X Preferred Stock for aggregate proceeds of $200,000	Accordingly, during the year ended December 31, 2020, the Company recognized an aggregate beneficial conversion feature of $454,200 upon issuance of the Series X preferred shares with a $454,200 increase in Discount on preferred stock and a corresponding increase in additional paid-in capital. The preferred stock discount was amortized over 120 days commencing November 25, 2020 (the date of the initial issuance of the Series X preferred shares), which is the maximum amount of time the Company had to conduct a stockholder vote to increase the Company’s authorized shares. Amortization of the preferred stock discount of $46,448 was recognized as a deemed dividend for the year ended December 31, 2020. As of December 31, 2020, unamortized debt discount on Series X Preferred Stock was $407,752.
Aggregate beneficial conversion feature																						2,852,500	454,200
Preferred shares increase in discount																						2,852,500	454,200
Deemed dividend												35,881,134										3,260,252	46,448
Unamortized debt discount																						0	407,752
Shares of preferred stock for services, value
Convertible notes
Redeemable Preferred Stock Dividends												$ 11,095,941
Preferred Stock [Member] | Series Y Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized								1,000
Preferred stock, par value (in Dollars per share)								$ 0.001
Convertible shares of common stock								$ 20,000
Preferred stock, shares issued (in Shares)								654.781794											4.82388
Preferred stock stated value
Convertible notes and accrued interest								$ 92,934,419
Per share price (in Dollars per share)								$ 0.60
Stock Issued During Period, Shares, Conversion of Convertible Securities																		(117)		(117)
Aggregate beneficial conversion feature																							21,594,115
Preferred shares increase in discount																						10,972,647	21,594,115
Unamortized debt discount																						0	20,566,024
Proceeds form issuance of preferred stock								$ 13,095,636
Net of debt discount								133,608
Accrued interest							$ 1,185,200	$ 3,625,237											$ 77,205
Shares of common stock underlying the warrants (in Shares)								14,765,624,721
Derivative liabilities								$ 72,892,563
Net gain on settlement							936,405	$ 162,132,350											3,917,734
Foregoing amounts (in Shares)								3.20716
Shares of preferred stock for services, value							33,000	$ 64,143											38,500
Convertible notes								$ 3,172
Amortization of debt discount																						31,538,671	$ 1,028,091
[custom:StatedValue-0]							1,218,200												$ 96,478
[custom:PreferredStockAndWarrantShares]																			437,500
[custom:CommonSharesIssuedUponConversionOfConvertibleNotesAndAccruedInterest]							936,405												$ 2,502,223
Preferred Stock, Discount on Shares							$ 60.91
Debt Instrument, Convertible, Beneficial Conversion Feature																						10,972,647
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional paid in capital																		$ 36,553,575		$ 36,553,575		$ 10,995
Issuance of common shares previously to be issued, shares																				8,500	3,354	3,355	123,867
Preferred stock stated value																				$ 8	$ 3	$ 4	$ 124
Common stock, shares authorized (in Shares)																						1,200,000,000
Common stock par value																						$ 0.001
Number of stock issued for conversion																				6,896,903
Convertible notes and accrued interest																				$ 37,714,966
Accrued interest																		$ 1,470,884		1,470,884
Gain on conversion																				$ 2,625,378
Stock Issued During Period, Shares, Conversion of Convertible Securities																		475,000		475,000	14,828	14,828	241,228
Convertible debt principal amount																							$ 92,964
Increased by convertible notes payable																							882
Accrued interest																							128
Derivative liabilities																						$ 74,134,327
Net gain on settlement																						74,134,327
Shares of preferred stock for services, value																					$ 7	7
Convertible notes																		$ 475		$ 475	15	$ 15	$ 241
Aggregate of common stock issued (in Shares)											123,867											3,355
Stockholder returned (in Shares)										230
Additional paid in capital										$ 1
Warrants to purchase shares of common stock (in Shares)																						3,238,542	400
Common stock to be issued																							$ 120
Decreased by additional paid in capital																							5,880
Accounts payable and accrued expenses																							$ 6,000
Aggregate of common stock issued (in Shares)																							241,228
Fair value of the common shares issued																							$ 370,755
Derivative liabilities																						$ 166,855	$ 278,545
Conversion of Stock description																							Accordingly, common stock was increased by the par value of the common shares issued of $241 and additional paid in capital was increased by $370,514
Investor of common stock issued (in Shares)																						4,950
Aggregate common stock value per share (in Shares)																						0.12
Common shares warrants cash payment (in Shares)																						11,000
Common stock par value (in Dollars per share)																						$ 5
Aggregate shares of common stock (in Shares)																						7,252
Common Stock [Member] | Empire Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate of common stock issued (in Shares)																						1,650,000
Derivative liabilities																						$ 18,414,000
Share expire																						3,012,746
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deemed dividend warrants																				21,115,910
Fair value of warrants																				7,408,681
Adjustments to Additional Paid in Capital, Warrant Issued																				462,556
Deemed dividend																							$ 95,838,488
Derivative Liability																			$ 1,396,283
Additional paid in capital																							95,838,488
Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock stated value
Shares of preferred stock for services, value																					166,848	166,848
Convertible notes																		$ 1,453,025		$ 1,453,025	$ 132,987	$ 132,987	$ 370,514
Common stock par value (in Dollars per share)																						$ 3,013